Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

	Interest Income	Net Interest Income	Net Income	Basic	Diluted
	(Dollars in thousands)
2014
First Quarter	$5,437	$4,785	$1,944	$0.28	$0.28
Second Quarter	5,711	5,023	1,429	0.20	0.20
Third Quarter	5,680	5,025	1,460	0.21	0.21
Fourth Quarter	5,728	5,089	294	0.04	0.04

2013
First Quarter	$5,478	$4,837	$1,950	$0.28	$0.28
Second Quarter	5,554	4,898	1,492	0.22	0.21
Third Quarter	5,598	4,962	1,021	0.15	0.15
Fourth Quarter	5,773	5,103	1,622	0.23	0.23

The decrease in net income during the fourth quarter 2014 was related to non-cash pension expense of $1.7 million recognized in connection with the Company's termination and full distribution of a defined benefit pension plan originally frozen in 2004.  See Footnote 12 for more information on the net actuarial loss recognized on the termination of the defined benefit pension plan.